Derivative Financial Instruments - Fair Value of the Open Foreign Currency Exchange Contracts (Detail) (Foreign Exchange Contract [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Derivatives, Fair Value [Line Items]
Net fair value	$ 7,538	$ (23,928)
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Net fair value	7,521	(21,945)
Derivatives not designated as hedging instruments [member]
Derivatives, Fair Value [Line Items]
Net fair value	17	(1,983)
Prepaid expenses and other current assets [Member] | Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	21,595	855
Prepaid expenses and other current assets [Member] | Derivatives not designated as hedging instruments [member]
Derivatives, Fair Value [Line Items]
Derivative Asset	2,688	1,507
Other noncurrent assets [Member] | Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	3,134	1,453
Accrued expenses and other current liabilities [Member] | Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(11,641)	(20,087)
Accrued expenses and other current liabilities [Member] | Derivatives not designated as hedging instruments [member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(2,671)	(3,490)
Other noncurrent liabilities [Member] | Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	$ (5,567)	$ (4,166)